Schedule of Revenue by Geographical Area (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 3,163,432	$ 2,030,855	$ 863,228
MOP [Member]
Disaggregation of Revenue [Line Items]
Revenues	114,980	598,816	863,228
CHINA
Disaggregation of Revenue [Line Items]
Revenues	3,048,452	1,432,039
Third Parties [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,112,986	1,963,742	732,453
Third Parties [Member] | MOP [Member]
Disaggregation of Revenue [Line Items]
Revenues	64,534	531,703	732,453
Third Parties [Member] | CHINA
Disaggregation of Revenue [Line Items]
Revenues	3,048,452	1,432,039
Related Party [Member]
Disaggregation of Revenue [Line Items]
Revenues	50,446	67,113	130,775
Related Party [Member] | MOP [Member]
Disaggregation of Revenue [Line Items]
Revenues	50,446	67,113	$ 130,775
Related Party [Member] | CHINA
Disaggregation of Revenue [Line Items]
Revenues